Operating segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of geographic information
In presenting the geographic information, revenue has been based on the billing location of merchants and non-current assets were based on the geographic location of the assets.

	2023	2022
	$	$
Revenue
North America	642,601	336,563
Europe, Middle East and Africa	487,802	465,935
Latin America	51,365	33,105
Asia Pacific	8,125	7,720
	1,189,893	843,323
Non-current assets exclude financial assets and deferred tax assets, when applicable.

	2023	2022
	$	$
Non-current assets
Canada	1,015,658	1,005,845
United States	1,672,611	207,948
European Union	635,885	625,411
Rest of the world	2,560	3,262
	3,326,714	1,842,466